Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

12. Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2012	742,141	764,023	206,660	344,979	2,057,803
Additions	106,234	248,429	8,883	22,749	386,295
Disposals	(347)	(317,022)	(300)	(30,894)	(348,563)
Effect of changes in exchange rates	(995)	(4,671)	(391)	(59)	(6,116)

Balance, December 31, 2012	847,033	690,759	214,852	336,775	2,089,419
Acquisitions through business combinations	71,040	48,965	1,057	3,246	124,308
Additions	123,646	171,895	11,543	32,168	339,252
Disposals	(14)	(90,244)	(336)	(1,925)	(92,519)
Effect of changes in exchange rates	(6,605)	(17,490)	(1,464)	(1,783)	(27,342)

Balance, December 31, 2013	1,035,100	803,885	225,652	368,481	2,433,118

Accumulated depreciation and impairment
Balance, January 1, 2012	155,877	401,800	145,775	300,741	1,004,193
Depreciation	31,598	110,571	13,416	23,668	179,253
Impairment charges	649	906	-	1,679	3,234
Disposals	(347)	(92,205)	(248)	(30,575)	(123,375)
Effect of changes in exchange rates	(505)	(3,090)	(165)	(49)	(3,809)

Balance, December 31, 2012	187,272	417,982	158,778	295,464	1,059,496
Depreciation	47,791	114,677	12,415	22,170	197,053
Impairment charges	3,619	7,997	1,352	89	13,057
Disposals	(5)	(42,625)	(266)	(1,282)	(44,178)
Effect of changes in exchange rates	(1,116)	(8,068)	(422)	(544)	(10,150)

Balance, December 31, 2013	237,561	489,963	171,857	315,897	1,215,278

Carrying amount
December 31, 2012	659,761	272,777	56,074	41,311	1,029,923
December 31, 2013	797,539	313,922	53,795	52,584	1,217,840

Property, plant and equipment include amounts recorded as a result of the acquisition of Cymer. For more information with respect to business combinations, we refer to Note 2.

As of December 31, 2013, the carrying amount includes assets under construction for land, buildings and constructions of EUR 49.3 million (2012: EUR 5.5 million), machinery and equipment of EUR 35.9 million (2012: EUR 21.8 million), leasehold improvements of EUR 1.0 million (2012: EUR 1.0 million) and furniture, fixtures and other equipment of EUR 13.9 million (2012: EUR 9.3 million). As of December 31, 2013, the carrying amount of land amounts to EUR 79.2 million (2012: EUR 60.7 million).

The majority of the additions and disposals in 2013 and 2012 relate to machinery and equipment (including operating leases to customers, prototypes, evaluation and training systems). These systems are similar to those that ASML sells in its ordinary course of business. The systems are capitalized under property, plant and equipment because they are held for own use, for operating lease and for evaluation purposes. These systems are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows. An amount of EUR 115.9 million (2012: EUR 204.8 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 12.5 million (2012: EUR 9.6 million) relates to other non-cash movements (mainly capital expenditures not yet paid as at December 31, 2013). An amount of EUR 48.2 million (2012: EUR 222.9 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

The impairment charges recorded in 2013 mainly related to buildings (EUR 3.6 million) and machinery and equipment (EUR 8.0 million). We recorded impairment charges in buildings relating to the rebuild of cleanroom cabins and in machinery and equipment relating to proto types. The total impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 16.4 million) and their carrying amount.

The impairment charges recorded in 2012 mainly related to furniture, fixture and other equipment (EUR 1.7 million). We recorded impairment charges with respect to software which ceased to be used. The total impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 0.1 million) and their carrying amount.

The impairment charges recorded in 2011 mainly related to machinery and equipment and furniture, fixture and other equipment (EUR 9.5 million). We recorded impairment charges with respect to technical equipment and software which ceased to be used. The total impairment charges were determined based on the difference between the assets’ estimated fair value (being EUR 1.9 million) and their carrying amount.

As of December 31, 2013, the carrying amount of machinery and equipment includes an amount of EUR 36.7 million with respect to evaluation and operating lease systems (2012: EUR 82.2 million).

During 2013, we recorded impairment charges of EUR 13.1 million (2012: EUR 3.2 million; 2011: EUR 12.3 million) of which we recorded EUR 6.3 million (2012: EUR 1.0 million; 2011: EUR 6.2 million) in cost of sales, EUR 6.7 million (2012: EUR 0.5 million; 2011: EUR 3.5 million) in R&D costs and EUR 0.1 million (2012: EUR 1.7 million; 2011: EUR 2.6 million) in SG&A costs.

During 2013, we recorded depreciation charges of EUR 197.1 million (2012: EUR 179.3 million; 2011: EUR 158.0 million) of which we recorded EUR 144.1 million (2012: EUR 147.7 million; 2011: EUR 117.7 million) in cost of sales, EUR 35.0 million (2012 EUR 15.3 million; 2011: EUR 24.9 million) in R&D costs and EUR 18.0 million (2012: EUR 16.3 million; 2011: EUR 15.4 million) in SG&A costs.

Variable Interest Entity

The carrying amount of land, buildings and constructions includes an amount of EUR 30.9 million (2012: EUR 32.4 million) relating to our headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a “VIE”.

As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years (starting in 2003) from an entity (“lessor”) that was incorporated by the VIE Shareholders. The lessor’s shareholders’ equity amounts to EUR 1.9 million and has not changed since 2003.

The VIE shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building.

While the debt holders have an interest, and may absorb losses, and the equity holders have an interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.